Harbor Small Cap Growth Fund Average Annual Total Returns			12 Months Ended		60 Months Ended		73 Months Ended	118 Months Ended	120 Months Ended	278 Months Ended	286 Months Ended	289 Months Ended	302 Months Ended	456 Months Ended
		Oct. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025 [2]	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [3]	Dec. 31, 2025 [4]	Dec. 31, 2025	Dec. 31, 2025 [1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	[1],[2]	14.42%	[1],[2]	15.42%		14.82% [1]		9.91%	9.87%	8.46% [5]	11.45%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[6]		13.01%		3.18%				9.57%				6.80%
Retirement Class
Prospectus [Line Items]
Average Annual Return, Percent	[7]		11.47%		4.08%			9.30%	11.05%
Performance Inception Date	[7]	Mar. 01, 2016
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			11.43%		4.00%				10.97%				9.27%
Performance Inception Date		Nov. 01, 2000
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.15%		2.14%				8.76%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.99%		2.64%				8.28%
Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent			11.08%		3.73%				10.65%	10.52%
Performance Inception Date		Nov. 01, 2002
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			10.94%		3.62%				10.57%	10.39%
Performance Inception Date		Nov. 01, 2002

[1]	Since Inception return based on the inception date of the Institutional Class shares. This index represents a broad measure of market performance.
[2]	This index represents a broad measure of market performance.
[3]	Since Inception return based on the inception date of the Institutional Class shares. This index represents a broad measure of market performance.
[4]	Since Inception return based on the inception date of the Institutional Class shares. This index represents a broad measure of market performance.
[5]	Since Inception return based on the inception date of the Institutional Class shares. This index represents a broad measure of market performance.
[6]	Since Inception return based on the inception date of the Institutional Class shares. The Advisor considers this index to be representative of the Fund’s principal investment strategies and therefore the appropriate benchmark index for the Fund for performance comparison purposes.
[7]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.